Accumulated Other Comprehensive Loss	12 Months Ended
Oct. 30, 2016
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

Note J

Accumulated Other Comprehensive Loss

Components of accumulated other comprehensive loss are as follows:

				Accumulated
	Foreign		Deferred	Other
	Currency	Pension &	Gain (Loss)	Comprehensive
(in thousands)	Translation	Other Benefits	– Hedging	Loss
Balance at October 27, 2013	$ 9,391	$ (153,001)	$ (5,604)	$ (149,214)
Unrecognized gains (losses):
Gross	(1,911)	(91,684)	(16,701)	(110,296)
Tax effect	–	34,737	6,305	41,042
Reclassification into net earnings:
Gross	–	6,387(1)	10,925(2)	17,312
Tax effect	–	(2,425)	(4,119)	(6,544)
Net of tax amount	(1,911)	(52,985)	(3,590)	(58,486)
Balance at October 26, 2014	$ 7,480	$ (205,986)	$ (9,194)	$ (207,700)
Unrecognized gains (losses):
Gross	(6,906)	(46,389)	3,409	(49,886)
Tax effect	–	17,492	(1,285)	16,207
Reclassification into net earnings:
Gross	–	12,259(1)	12,369(2)	24,628
Tax effect	–	(4,642)	(4,670)	(9,312)
Net of tax amount	(6,906)	(21,280)	9,823	(18,363)
Purchase of additional ownership of noncontrolling interest	395	–	–	395
Balance at October 25, 2015	$ 969	$ (227,266)	$ 629	$ (225,668)
Unrecognized gains (losses):
Gross	(6,458)	(124,783)	6,852	(124,389)
Tax effect	–	47,068	(2,792)	44,276
Reclassification into net earnings:
Gross	–	13,533(1)	1,310(2)	14,843
Tax effect	–	(5,104)	(261)	(5,365)
Net of tax amount	(6,458)	(69,286)	5,109	(70,635)
Balance at October 30, 2016	$ (5,489)	$ (296,552)	$ 5,738	$ (296,303)

(1)	Included in computation of net periodic cost (see Note G for additional details).

(2)	Included in cost of products sold in the Consolidated Statements of Operations.